UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-24067

Rayliant Funds Trust

(Exact name of registrant as specified in charter)

5140 Birch Street, Suite 300, Newport Beach, CA	92660
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	626-407-4581

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Rayliant-ChinaAMC Transformative China Tech ETF

(CNQQ) NASDAQ

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Rayliant-ChinaAMC Transformative China Tech ETF for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.funds.rayliant.com/cnqq/. You can also request this information by contacting us at 1-626-407-4581.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant-ChinaAMC Transformative China Tech ETF	$34	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$16,508,534
Number of Portfolio Holdings	101
Advisory Fee	$49,580
Portfolio Turnover	7%

Country Weighting (% of net assets)

Table Summary
Value	Value
Singapore	0.1%
Hong Kong	1.4%
Cayman Islands	37.6%
China	60.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	0.3%
Energy	1.1%
Financials	1.1%
Health Care	9.5%
Industrials	10.3%
Communications	18.8%
Consumer Discretionary	27.1%
Technology	31.9%

Top 10 Holdings

Table Summary
Holding Name	% of Net Assets
Tencent Holdings Ltd.	8.6%
Alibaba Group Holding Ltd.	8.0%
Contemporary Amperex Technology Company Ltd.	7.3%
Xiaomi Corp, Class B	4.4%
Zhongji Innolight Company Ltd.	4.3%
Meituan	3.6%
NetEase, Inc.	2.4%
BYD Company Ltd.	2.3%
Eoptolink Technology Inc Ltd.	1.9%
Shenzhen Mindray Bio-Medical Electronics Co.	1.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Rayliant-ChinaAMC Transformative China Tech ETF

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.funds.rayliant.com/cnqq/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-CNQQ

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Rayliant-ChinaAMC Transformative China Tech ETF

CNQQ

Semi-Annual Financial Statements and Additional Information

March 31, 2026

RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.0%
	Cayman Islands - 37.7%
19,500	3SBio, Inc.(a)	$56,304
7,000	Akeso, Inc.(a),(b)	116,235
87,000	Alibaba Group Holding Ltd.	1,320,371
22,750	Baidu, Inc.(b)	306,680
3,040	Bilibili, Inc.(b)	66,182
14,600	China Resources Microelectronics Ltd.	94,271
83,400	Horizon Robotics(a),(b)	70,413
16,000	Innovent Biologics, Inc.(a),(b)	173,244
15,500	JD.com, Inc.	223,773
12,400	Li Auto, Inc.(b)	107,063
56,400	Meituan(a),(b)	596,657
18,400	NetEase, Inc.	400,103
15,690	NIO, Inc.(b)	87,765
3,400	Pop Mart International Group Ltd.(a)	62,268
287,000	SenseTime Group, Inc.(a),(b)	67,349
102,000	Sino Biopharmaceutical Ltd.	76,621
7,400	Sunny Optical Technology Group Company Ltd.	50,444
22,900	Tencent Holdings Ltd.	1,413,548
19,000	Wuxi Biologics Cayman, Inc.(a),(b)	80,013
179,800	Xiaomi Corp, Class B(a),(b)	728,282
14,500	XPeng, Inc.(b)	121,034
		6,218,620
	China - 60.9%
69,700	360 Security Technology, Inc.	108,117
600	ACM Research Shanghai, Inc.	12,317
2,000	Advanced Micro-Fabrication Equipment Inc China	88,832
6,600	Avary Holding Shenzhen Company Ltd.	49,916
2,000	Beijing Kingsoft Office Software, Inc.	67,718
13,400	Beijing Wantai Biological Pharmacy Enterprise(b)	77,218
389,300	BOE Technology Group Company Ltd.	220,667
24,900	BYD Company Ltd.	379,925
2,000	Cambricon Technologies Corp Ltd.	285,010
19,300	Chaozhou Three-Circle Group Company Ltd.	147,870
20,800	Contemporary Amperex Technology Company Ltd.	1,211,273

See accompanying notes to financial statements.

RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	China - 60.9% (Continued)
63,100	East Money Information Company Ltd.	$172,798
1,900	Ecovacs Robotics Company Ltd.	16,807
1,700	Empyrean Technology Company Ltd.	19,992
4,800	Eoptolink Technology Inc Ltd.	308,153
19,900	Eve Energy Company Ltd.	179,527
15,600	Foxconn Industrial Internet Company Ltd.	116,378
20,400	Giant Network Group Company Ltd.	93,276
6,000	GigaDevice Semiconductor, Inc.	207,105
14,100	GoerTek, Inc.	45,705
10,500	Gotion High-tech Company Ltd.	54,342
20,400	Gree Electric Appliances Inc of Zhuhai	111,848
19,300	Haier Smart Home Company Ltd.	59,819
4,400	Hangzhou Chang Chuan Technology Company Ltd.	77,214
1,800	Hithink RoyalFlush Information Network Company	77,892
7,800	Huagong Tech Company Ltd.	117,034
2,600	Huaqin Technology Company Ltd.	30,203
2,300	Huizhou Desay Sv Automotive Company Ltd.	34,637
14,000	Hundsun Technologies, Inc.	51,815
17,200	Iflytek Company Ltd.	115,224
4,700	Jiangsu Hengli Hydraulic Company Ltd.	65,410
34,200	Jiangsu Hengrui Medicine Company Ltd.	273,779
13,700	Kunlun Tech Company Ltd.(b)	97,318
38,800	LONGi Green Energy Technology Company Ltd., Class A(b)	98,659
23,500	Luxshare Precision Industry Company Ltd.	167,818
22,400	Midea Group Company Ltd.	247,934
9,200	Montage Technology Company Ltd.	167,088
30,500	NARI Technology Company Ltd.	114,917
3,900	NAURA Technology Group Company Ltd.	252,726
3,800	Ningbo Deye Technology Company Ltd.	72,419
3,800	Ningbo Tuopu Group Company Ltd.	31,290
1,400	Piotech, Inc.	75,094
3,200	Remegen Company Ltd.(b)	59,737
1,800	Rockchip Electronics Company Ltd.	39,724
3,500	Seres Group Company Ltd.	46,087

See accompanying notes to financial statements.

RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	China - 60.9% (Continued)
46,500	Shanghai Electric Group Company Ltd.	$53,659
13,200	Shanghai Fosun Pharmaceutical Group Company Ltd.	50,959
10,200	Shanghai Putailai New Energy Technology Group	47,288
3,400	Shanghai United Imaging Healthcare Company Ltd.	55,204
25,400	Shengyi Technology Company Ltd.	199,466
2,500	Shennan Circuits Company Ltd.	79,556
17,000	Shenzhen Inovance Technology Company Ltd.	165,120
3,800	Shenzhen Kinwong Electronic Company Ltd.	31,059
12,900	Shenzhen Mindray Bio-Medical Electronics Co.	307,932
400	Sichuan Kelun-Biotech Biopharmaceutical Company(a),(b)	23,466
8,400	Sungrow Power Supply Company Ltd.	183,587
15,000	Sunwoda Electronic Company Ltd.	54,820
2,300	Suzhou TFC Optical Communication Company Ltd.	100,562
15,900	TongFu Microelectronics Company Ltd.	95,266
9,100	Unigroup Guoxin Microelectronics Company Ltd.	87,121
18,300	Unisplendour Corp Ltd.	66,058
3,200	Verisilicon Microelectronics Shanghai Company Ltd.(b)	93,847
2,900	Victory Giant Technology Huizhou Company Ltd.	105,523
7,500	Will Semiconductor Company Ltd. Shanghai	103,247
20,200	WUS Printed Circuit Kunshan Company Ltd.	222,470
9,000	WuXi AppTec Company Ltd., Class A	127,994
10,900	Wuxi Lead Intelligent Equipment Company Ltd.	75,374
900	Yangtze Optical Fibre & Cable Joint Stock Ltd.	40,380
27,000	Zhejiang Dahua Technology Company Ltd.	65,954
13,600	Zhejiang Jingsheng Mechanical & Electrical Company	81,052
7,500	Zhejiang Leapmotor Technology Company Ltd.(a),(b)	44,975
21,400	Zhejiang Sanhua Intelligent Controls Company Ltd.	131,943
23,200	Zhengzhou Yutong Bus Company Ltd.	120,608
8,500	Zhongji Innolight Company Ltd.	701,650
43,200	Zoomlion Heavy Industry Science and Technology, Class A	53,859
30,700	ZTE Corporation	144,376
		10,063,007
	Hong Kong - 1.4%
82,000	CSPC Pharmaceutical Group Ltd.	95,166

See accompanying notes to financial statements.

RAYLIANT-CHINAAMC TRANSFORMATIVE CHINA TECH ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	Hong Kong - 1.4% (Continued)
8,000	Hua Hong Semiconductor Ltd.(a),(b)	$79,225
44,000	Lenovo Group Ltd.	51,346
		225,737
	TOTAL COMMON STOCKS (Cost $18,804,505)	16,507,364

	WARRANT — 0.1%
	ASSET MANAGEMENT - 0.1%
5	Solactive ChinaAMC Transformative China Tech USD	9,885
	TOTAL WARRANT (Cost $11,086)	9,885

	TOTAL INVESTMENTS - 100.1% (Cost $18,815,591)	$16,517,249
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(8,715)
	NET ASSETS - 100.0%	$16,508,534

Ltd.	- Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of 144A securities is 2,098,431 or 12.7% of net assets.
(b)	Non-income producing security.

See accompanying notes to financial statements.

Rayliant-ChinaAMC Transformative China Tech ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2026

ASSETS
Investment securities:
At cost	$18,815,591
At fair value	$16,517,249
Cash	46,958
Foreign currencies (Cost $168)	168
Other receivables	497
TOTAL ASSETS	16,564,872

LIABILITIES
Investment advisory fees payable	56,338
TOTAL LIABILITIES	56,338
NET ASSETS	$16,508,534

Net Assets Consist Of:
Paid in capital	$18,823,172
Accumulated deficit	(2,314,638)
NET ASSETS	$16,508,534

Net Asset Value Per Share:
Shares:
Net assets	$16,508,534
Shares of beneficial interest outstanding (a)	779,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.19

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Rayliant-ChinaAMC Transformative China Tech ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2026

INVESTMENT INCOME
Dividends	$16,649
Interest	2
Less: Foreign Withholding Taxes	(1,067)
TOTAL INVESTMENT INCOME	15,584

EXPENSES
Investment advisory fees	49,580
TOTAL EXPENSES	49,580

NET INVESTMENT LOSS	(33,996)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments	31,394
Net change in unrealized depreciation on investments	(2,409,420)
Net change in unrealized appreciation on foreign currency translations	61
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,377,965)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,411,961)

See accompanying notes to financial statements.

Rayliant-ChinaAMC Transformative China Tech ETF

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2026	For the Period Ended September 30, 2025 *
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(33,996)	$(196)
Net realized gain (loss) from investments	31,394	(754)
Net change in unrealized appreciation (depreciation) on investments	(2,409,420)	111,078
Net change in unrealized appreciation (depreciation) on foreign currency translations	61	(61)
Net increase (decrease) in net assets resulting from operations	(2,411,961)	110,067

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(12,744)	-
Net decrease in net assets from distributions to shareholders	(12,744)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	13,081,608	6,257,846
Payments for shares redeemed	(616,282)	-
Net increase in net assets from shares of beneficial interest	12,465,326	6,257,846

TOTAL INCREASE IN NET ASSETS	10,040,621	6,367,913

NET ASSETS
Beginning of Period	6,467,913	100,000 (a)
End of Period	$16,508,534	$6,467,913

SHARE ACTIVITY
Shares Sold	550,000	250,000
Shares Redeemed	(25,000)	-
Net increase in shares from beneficial interest outstanding	525,000	250,000

*	The Fund commenced operations on September 24, 2025.
(a)	Beginning capital of $100,000 was contributed by Rayliant Investment Research, the investment advisor to the Fund, in exchange for 4,000 shares of the Fund in connection with the seeding of the Fund.

See accompanying notes to financial statements.

Rayliant-ChinaAMC Transformative China Tech ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2026		For the Period Ended September 30, 2025 *
	(Unaudited)
Net asset value, beginning of year/period	$25.46		$25.00

Activity from investment operations:
Net investment loss (a)	(0.06)		(0.00	)(b)
Net realized and unrealized gain (loss) on investments	(4.19)		0.46
Total from investment operations	(4.25)		0.46

Less distributions from:
Net investment income	(0.02)		-
Net realized gains	(0.00	)(b)	-
Total distributions	(0.02)		-
Net asset value, end of year/period	$21.19		$25.46
Market price, end of year/period	$21.88		$25.58
Total return (c)	(16.70	)%(e)	1.84	%(e)

Market Price Total return	(14.39	)%(e)	2.32	%(e)

Net assets, end of year/period (000s)	$16,509		$6,468
Ratio of net expenses to average net assets	0.75	%(f)	0.75	%(f)
Ratio of net investment loss to average net assets	(0.51	)%(f)	(0.23	)%(f)
Portfolio Turnover Rate (d)	7	%(e)	1	%(e)

*	The Fund shares commenced operations on September 24, 2025.
(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(b)	Amount rounds to less than $0.005.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

Rayliant-ChinaAMC Transformative China Tech ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2026

(1)	ORGANIZATION

The Rayliant-ChinaAMC Transformative China Tech ETF (the “Fund”) is a series of Rayliant Funds Trust, a Delaware statutory trust organized on January 24, 2025 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board”). The Fund is a non-diversified series of the Trust and commenced operations on September 24, 2025. The Fund is an exchange traded fund (“ETF”). The Fund seeks to track the investment results (before fees and expenses) of the Solactive ChinaAMC Transformative China Tech Index (the “Underlying Index”). The Fund is managed by Rayliant Investment Research (the “Adviser”).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV”).

The Fund may hold certain investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board designated the Adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board

Rayliant-ChinaAMC Transformative China Tech ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Adviser in the case of securities for which the Adviser provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Rayliant-ChinaAMC Transformative China Tech ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,507,364	$-	$-	$16,507,364
Warrants	9,885	-	-	9,885
Total	$16,517,249	$-	$-	$16,517,249

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Foreign Currency Translations

The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Rayliant-ChinaAMC Transformative China Tech ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s September 2026 tax returns.

Organizational and Offering Costs

All of the costs incurred in conjunction with the organization of the Fund and all costs of offering the Fund’s shares of beneficial interest for sale will be paid by the Adviser under the terms of the unitary management fee arrangement described in Note 4.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $13,447,473 and $849,242 respectively.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

(4)	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940. Subject to the oversight of the Board, the Adviser provides or oversees the provision of investment advisory, portfolio management and administrative services to the Fund pursuant to an advisory agreement between the Fund and the Adviser.

The Fund pays the Adviser a monthly management fee at an annual rate of 0.75% of the average daily net assets of the Fund. The advisory agreement between the Fund and the Adviser provides that the Adviser pays substantially all operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders and the management fee. In addition to the excluded operating expenses, the Fund also pays non-operating expenses such as litigation and indemnification expenses and other expenses determined to be extraordinary by the Trust. For the six months ended March 31, 2026, the Fund paid advisory fees of $49,580.

Northern Lights Distributor, LLC (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust. The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and will not be paid by the Fund unless authorized by the Board. There are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS and is not paid any fees directly by the Fund for serving in such capacity.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of Ultimus and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Trustee Fees

For the six months ended March 31, 2026, each Trustee was paid $11,000 by the Adviser under the unitary fee agreement.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,828,104 and differs from market value by net unrealized appreciation (depreciation) that consisted of:

Unrealized Appreciation	$522,432
Unrealized Depreciation	(2,833,287)
Tax Net Unrealized Appreciation	$(2,310,855)

The Fund did not have any distributions for the period through September 30, 2025.

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$11,563	$-	$-	$-	$-	$98,504	$110,067

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open passive foreign investment companies.

(6)	CAPITAL SHARE TRANSACTIONS

The Fund will issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”) to (and from) authorized participants (“Authorized Participants”) in exchange for a basket and a cash balancing amount (if any) and the shares of which are listed on a national securities exchange and traded at market-determined prices. An Authorized Participant is a financial institution that is a member or participant of a clearing agency registered with the SEC which has a written agreement with the Fund or one of its service providers that allows the financial institution to place orders for the purchase and redemption of Creation Units. Creation Units are issued and redeemed primarily in-kind for securities but may include cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units in transactions with Authorized Participants, the Shares are not redeemable securities of the Fund. Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

However, in contrast to many other ETFs, the Fund anticipates that its creation and redemption transactions will be executed, at least in part or entirely, in cash rather than through in-kind transfers of securities. As a consequence, investments in the Fund may be less tax-efficient compared to ETFs that conduct in-kind redemptions. Specifically, by redeeming shares in cash, the Fund may be required to recognize capital gains that could have otherwise been deferred or avoided through in-kind redemptions. This could result in the Fund distributing higher levels of taxable capital gains to shareholders than ETFs that rely on in-kind redemptions. Additionally, settling redemptions in cash rather than through the transfer of portfolio securities may necessitate the sale of Fund holdings to generate the required liquidity, which could force the Fund to liquidate positions at unfavorable market prices, potentially impacting its performance.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases
$1,000	2.00%

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: models and data risk, allocation risk, authorized participant risk, ETF structure risks, index calculation agent risk, index tracking risk, smaller fund risk, large capitalization stock risk, passive investment risk, portfolio turnover risk, securities market risk, and underlying funds risk. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

China Investment Risk: Investments in issuers located in or operating within the Greater China region— which includes mainland China and Hong Kong — are subject to risks and considerations that may not be present in investments made in the United States or other developed markets. These risks include, but are not limited to, heightened governmental influence over economic and business activities, regulatory unpredictability, and legal uncertainties. The Chinese government has the authority to impose restrictions on foreign investments, enact policy changes with little or no notice, and exercise significant discretion over market access and capital flows. There is also a risk of nationalization, expropriation, or confiscation of assets, which could result in the loss of investments. Moreover, investors may face challenges in obtaining material financial and corporate information, initiating investigations, or pursuing legal action against Chinese companies. Enforcement of shareholder rights and legal remedies in Greater China may be limited or unavailable under existing legal frameworks. The potential for government-mandated economic reforms to be modified, reversed, or abandoned further exacerbates uncertainty for investors. Additionally, geopolitical risks, including military tensions, territorial disputes, and the possibility of war—whether internal or with other nations—could materially impact financial markets in the region. Public health crises, such as pandemics or other widespread health emergencies, may lead to government-imposed market closures, travel bans, quarantines, or other interventions that could negatively affect economic activity and market stability. Inflationary pressures, exchange rate volatility, fluctuations in interest rates, and broader macroeconomic instability may also have adverse effects on investment returns. China’s economic growth has been historically driven by export activity, making it particularly vulnerable to changes in global trade dynamics. The imposition or threat of tariffs, trade sanctions, capital controls, embargoes, or other protectionist measures—particularly in the context of trade disputes between China and the United States—could materially weaken the Chinese economy. Likewise, an economic downturn in China’s key trading partners, many of which are emerging markets, could negatively impact Chinese growth and, by extension, investments in the region. Furthermore, U.S. government actions, including the potential delisting of certain Chinese companies from U.S. exchanges or the imposition of additional restrictions on their operations, may negatively affect the value of such securities held by the Fund.

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March 31, 2026

Heightened regulatory scrutiny of Chinese issuers by U.S. authorities, including the Public Company Accounting Oversight Board (“PCAOB”), has resulted in challenges in inspecting audit work papers and practices of PCAOB-registered firms in China. This lack of transparency may further increase investment risks associated with Chinese securities, as the absence of independent audit oversight could raise concerns regarding the accuracy and reliability of financial statements. Investments in China may be particularly susceptible to economic disruptions in specific industries, including consumer discretionary (such as leisure, retail, gaming, and tourism), industrials, and commodities, which may experience heightened volatility in response to regulatory changes, economic slowdowns, or external shocks. Accordingly, investors should consider the potential impact of these risks when evaluating an investment in the Fund.

Equity Risk: Equity risk refers to the potential for a decline in the value of equity securities, including common stocks, due to broad market conditions, fluctuations or factors specific to an individual company or industry. General economic conditions, such as fluctuations in interest rates, periods of market instability, or prolonged economic downturns, may adversely impact the equity markets as a whole, resulting in a decrease in the value of the Fund’s equity holdings. A significant decline in the overall stock market could lead to a broad-based depreciation in the price of the securities held by the Fund. Furthermore, equity risk includes the possibility that investor sentiment toward a particular industry or sector may deteriorate, leading to a widespread sell-off of securities in that industry, thereby reducing the market value of those companies. The price of an individual company’s common stock may also decline due to industry-specific challenges, such as increased operational costs or adverse regulatory developments, which may similarly affect other companies operating within the same sector or geographic region. Additionally, an individual company’s stock price may experience substantial volatility over short periods due to company-specific events, including, but not limited to, strategic business decisions, changes in leadership, declining demand for its products or services, or unfavorable financial performance. For example, a negative earnings report, a reduction or suspension of dividend payments, or unexpected corporate developments could result in a significant decrease in the company’s stock value.

Emerging Markets Investment Risk: Investments in securities issued by entities in emerging market countries involve a heightened level of risk compared to investments in securities of issuers domiciled in developed markets. Securities in emerging markets tend to exhibit greater price volatility and may experience more pronounced fluctuations in value. Companies operating in emerging market jurisdictions are often subject to less rigorous regulatory oversight, including weaker disclosure obligations, financial reporting standards, accounting principles, auditing requirements, and recordkeeping practices when compared to their counterparts in developed economies. Additionally, the availability, accuracy, and reliability of corporate and financial information in emerging markets may be significantly limited, creating challenges for investors seeking transparency. Emerging markets are generally characterized by higher levels of political, economic, and social instability, increased market volatility, and uncertain trading conditions. Government-imposed restrictions on foreign investment tend to be more prevalent in these jurisdictions, and securities regulations, ownership rights, and enforcement mechanisms may be evolving, untested, or inconsistently applied. As a result, the legal framework governing foreign investment, securities transactions, and shareholder protections may be subject to rapid and unpredictable change, thereby increasing regulatory uncertainty and limiting investors’ ability to assert or enforce legal rights. Furthermore, tax laws and enforcement practices at national, regional, and local levels in emerging markets may be inconsistent, subject to arbitrary modifications, or unpredictably applied, increasing the risk of adverse tax treatment. Investing in securities issued in emerging markets may also expose investors to additional operational challenges, including elevated transaction costs, settlement delays, abrupt market closures, and insufficient access to timely financial or market data. The limited availability of reliable financial information and the lack of standardized reporting practices may further complicate the process of accurately assessing security valuations. These deficiencies could result in errors in the selection and weighting of securities by the Index Provider when constructing or rebalancing the Fund’s Underlying Index.

Foreign Securities Risk: Investments in securities issued by non-U.S. issuers entails risks that are distinct from, and in some cases greater than, those associated with investments in securities of U.S. issuers. Foreign securities may be subject to lower liquidity, heightened price volatility, and a lack of publicly available or reliable financial

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

information relative to U.S. issuers. In addition, financial reporting, accounting, auditing, and recordkeeping standards applicable to foreign issuers may be inconsistent with, or less rigorous than, those required of U.S. companies, potentially limiting transparency and investor protections. Foreign investments are also exposed to political and economic risks, including the possibility of expropriation, nationalization, political instability, and other adverse governmental actions that could negatively impact the value of the Fund’s holdings. The enforcement of legal rights and contractual obligations in foreign jurisdictions may be difficult, unpredictable, or, in some cases, impracticable due to differences in legal systems and regulatory frameworks. Moreover, investments in foreign securities may be subject to additional financial and operational constraints, including withholding taxes on dividends, capital controls, currency exchange restrictions, and elevated transaction costs. To the extent that the Fund holds securities denominated in foreign currencies, fluctuations in exchange rates—particularly depreciation of a foreign currency relative to the U.S. dollar—may materially reduce the value of the Fund’s investments and negatively impact overall returns. From time to time, the Fund may invest in securities of companies that operate in, or conduct business with, countries that are subject to economic sanctions or trade embargoes imposed by the U.S. government, the United Nations, or other international regulatory bodies. Entities with exposure to such jurisdictions may face regulatory restrictions that affect their operations, financial performance, or ability to access global capital markets. Additionally, any association with sanctioned countries may lead to reputational harm for affected companies, potentially diminishing investor confidence and adversely impacting the market value of their securities.

Geographic Concentration Risk: The Fund’s investments are expected to be concentrated in securities issued by entities domiciled in or with substantial operations within a single country or a limited number of countries or region. As a result, the Fund’s performance may be disproportionately affected by economic, political, or social developments in those jurisdictions. Adverse events, including but not limited to natural disasters, geopolitical conflicts, regulatory changes, or economic downturns, may materially impact the financial stability of such countries or regions. In turn, these circumstances could negatively affect the business operations, profitability, and market value of the securities held by the Fund, potentially leading to a decline in the Fund’s overall investment value.

Stock Connect Risk: Investments in China A-shares through the Stock Connect Programs entail distinct risks due to the relatively recent establishment of these programs, with no assurance of their continued operation. Trading via the Stock Connect Programs is subject to daily quotas that restrict the maximum net purchases allowed each day, as well as price fluctuation limits imposed on securities. The likelihood of trading suspensions in the A-shares market is higher compared to many other global equity markets, and there is no guarantee that a sufficiently liquid market will always be available for trading. Moreover, investments executed through Stock Connect Programs are subject to trading, clearance, and settlement processes that remain relatively untested, which may introduce additional operational and counterparty risks. The availability of Stock Connect Programs is limited to days when both the Hong Kong and mainland China markets are open, and any market closures on either side may restrict the Fund’s ability to trade. The Fund’s ownership interest in securities acquired through Stock Connect Programs will not be recorded directly in its name, and as a result, the Fund may need to rely on a third party to assert and enforce its rights as an investor. Additionally, securities purchased through the Stock Connect Programs are governed by Chinese securities laws, listing rules, and other regulatory restrictions, which may differ from those applicable to investments in other jurisdictions. Furthermore, Hong Kong investor compensation funds, which provide protection against trade defaults, do not extend coverage to investments made through the Stock Connect Programs, thereby increasing potential counterparty risks. The evolving nature of China’s tax regulations also presents a degree of uncertainty, and changes in tax policies may expose the Fund to unexpected tax liabilities in connection with its investments in China A-shares.

Technology Sector Risk: The market value of securities issued by companies within the technology sector may be volatile and can be materially impacted by various factors, including, but not limited to, an issuer’s inability or delay in securing necessary financing or regulatory approvals, heightened competitive pressures, challenges related to product compatibility, shifts in consumer demand and preferences, fluctuations in corporate capital expenditures, the accelerated pace of technological obsolescence, the emergence of alternative technologies, uncertainties associated with research and development efforts for new products, and legal, regulatory and political changes. Any of these

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March 31, 2026

factors, individually or in combination, may adversely affect the financial performance and valuation of technology-related securities held by the Fund. Although all companies face potential risks associated with network security breaches, entities operating within the communication services sector may be particularly vulnerable to cyberattacks, unauthorized access, and data theft involving proprietary or consumer information. Additionally, these companies may experience service disruptions due to malicious cyber activities or system vulnerabilities. Such incidents could result in significant financial, operational, and reputational harm, which may materially and adversely affect their business performance and, consequently, the value of the Fund’s investments in such companies.

Authorized Participant Concentration Risk: Only Authorized Participants are permitted to engage in the direct creation and redemption of Fund shares. The Fund has a limited number of institutions that are eligible to act as Authorized Participants, and these entities are under no obligation to submit creation or redemption orders. As a result, there is no guarantee that Authorized Participants will facilitate or maintain an active trading market for the Fund’s shares. This risk may be particularly pronounced in instances where the Fund holds securities that trade outside of a collateralized settlement system. In such cases, Authorized Participants may be required to post collateral for certain trades conducted on an agency basis, a requirement that only a select number of Authorized Participants may be capable of fulfilling. Additionally, if an Authorized Participant ceases operations or otherwise declines to process creation or redemption orders, and no other Authorized Participant is willing or able to assume this role, the liquidity of the Fund’s shares may be adversely affected. This could lead to a diminished trading market, causing the shares to trade at a premium or discount to the Fund’s NAV or, in extreme cases, result in trading halts or delisting. Furthermore, the Fund’s investments in non-U.S. securities, which may be subject to lower trading volumes, market closures, or extended trading halts, may exacerbate these risks. In such circumstances, Authorized Participants may face increased difficulties in creating or redeeming Fund shares, heightening the potential for disruptions in market liquidity and increasing the likelihood that the Fund’s shares may be halted from trading or removed from the exchange.

Cash Transaction Risk: Like other ETFs, the Fund issues and redeems shares exclusively in large aggregations known as “Creation Units” and solely with entities designated as “Authorized Participants.” However, in contrast to many other ETFs, the Fund anticipates that its creation and redemption transactions will be executed, at least in part or entirely, in cash rather than through in-kind transfers of securities. As a consequence, investments in the Fund may be less tax-efficient compared to ETFs that conduct in-kind redemptions. Specifically, by redeeming shares in cash, the Fund may be required to recognize capital gains that could have otherwise been deferred or avoided through in-kind redemptions. This could result in the Fund distributing higher levels of taxable capital gains to shareholders than ETFs that rely on in-kind redemptions. Additionally, settling redemptions in cash rather than through the transfer of portfolio securities may necessitate the sale of Fund holdings to generate the required liquidity, which could force the Fund to liquidate positions at unfavorable market prices, potentially impacting its performance.

Currency Risk: Since the Fund’s NAV is calculated in U.S. dollars, any depreciation in the currency of a non-U.S. market in which the Fund invests relative to the U.S. dollar may result in a decline in the Fund’s NAV. Generally, if the U.S. dollar appreciates against a foreign currency, the value of securities denominated in that foreign currency will decline when converted to U.S. dollars, thereby negatively impacting the Fund’s NAV. Foreign exchange rates are subject to volatility and may fluctuate rapidly and unpredictably in response to global economic developments, monetary policy changes, and other macroeconomic factors. Such currency fluctuations may adversely affect the Fund’s performance, potentially leading to investment losses regardless of the duration for which an investor holds Shares.

Industry Concentration Risk: The Fund’s investments will be concentrated in a specific industry or group of industries to the extent that the Underlying Index reflects such concentration. Securities issued by companies within the same industry or sector may respond similarly to market conditions, regulatory changes, and economic developments, which could lead to increased volatility and potential losses for the Fund. As a result, adverse events affecting a particular industry or sector could have a disproportionately negative impact on the Fund’s performance. While the Fund’s exposure to various industries and sectors may fluctuate over time in accordance with changes in

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March 31, 2026

the composition of the Underlying Index, the Fund is currently subject to the principal risks outlined herein.

Industrials Sector Risk: The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

International Closed Market Trading Risk: Since foreign securities exchanges may operate on days when the Fund does not determine the NAV of its Shares, the value of the Fund’s holdings in non-U.S. securities may fluctuate on days when investors are unable to buy or sell Shares of the Fund. Consequently, this may result in wider bid-ask spreads and variations in the market price of the Shares relative to their NAV, potentially leading to the Shares trading at a premium or discount to their NAV.

Limited History of Operations Risk. The Fund is newly-formed and has no history of operations for investors to evaluate. As a result, investors do not have a track record from which to judge the Fund and the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Market Risk: The securities comprising the Underlying Index are subject to market volatility, which may result in fluctuations in their value. Consequently, investors should expect that the value of the Fund’s Shares will generally decline in proportion to any decrease in the value of the securities within the Underlying Index. Furthermore, extraordinary events, including but not limited to natural disasters, environmental catastrophes, global pandemics or other public health crises, armed conflicts, acts of terrorism, geopolitical instability, economic downturns, or other unforeseen disruptions, may lead to significant deviations in the Fund’s NAV, potentially causing the Shares to trade at a premium or discount relative to their NAV.

Non-Correlation Risk: The Fund’s performance may deviate from that of the Underlying Index due to various factors. Unlike the Underlying Index, the Fund incurs operational expenses, including management fees and transaction costs associated with the purchase and sale of securities. These costs may be particularly pronounced during periods of portfolio rebalancing when adjustments are made to align the Fund’s holdings with changes in the composition of the Underlying Index. Furthermore, discrepancies in asset valuation methodologies, as well as differences in portfolio composition arising from legal or regulatory restrictions, trading costs, or liquidity constraints, may contribute to variances between the Fund’s returns and those of the Underlying Index.

Non-Diversified Fund Risk: As a non-diversified investment vehicle, the Fund has the ability to allocate a larger proportion of its assets to securities issued by individual entities compared to a diversified fund. Consequently, fluctuations in the market value of a single security may result in more pronounced movements in the Fund’s share price than would be experienced in a diversified portfolio. This concentration of holdings may lead to heightened volatility, thereby increasing the degree to which the performance of a limited number of issuers influences the Fund’s overall returns.

Operational Risk: The Fund is subject to operational risks that may arise from various factors, including, but not limited to, human error, miscommunication, processing inaccuracies, and errors or failures by the Fund’s service providers, counterparties, or other third parties. Additionally, deficiencies in operational processes, technological malfunctions, or system failures may further expose the Fund to risk. The Fund and the Adviser implement policies, controls, and procedures designed to mitigate these operational risks. However, such measures cannot eliminate all potential risks, and there can be no assurance that they will be sufficient to prevent losses or disruptions to the

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March 31, 2026

Fund’s operations.

Portfolio Turnover Risk: The Fund may experience elevated levels of portfolio turnover, which could result in increased brokerage commissions and other transaction-related expenses. These higher costs may adversely affect the Fund’s overall performance. Additionally, frequent trading activity within the Fund’s portfolio may generate net short-term capital gains, which could have tax implications for shareholders.

Secondary Market Trading Risk: Investors who purchase or sell shares of the Fund will typically incur brokerage commissions, which are generally fixed in amount and may represent a substantial proportional expense, particularly for those engaging in transactions involving relatively small quantities of shares. Trading in the Fund’s shares is also subject to bid-ask spreads, which may fluctuate based on market conditions. Additionally, trading in the Fund’s shares may be suspended or halted by the Exchange due to market volatility, regulatory actions, or other factors beyond the Fund’s control. In the event of a trading halt, investors may be temporarily unable to buy or sell shares. Furthermore, while the Fund’s shares are listed on the Exchange, there is no guarantee that an active trading market will develop or be sustained, nor can there be any assurance that the Fund’s shares will remain listed on the Exchange indefinitely.

Underlying Index Risk: The Fund employs a passive investment strategy designed to replicate the performance of its Underlying Index rather than seeking to achieve returns that exceed those of the Underlying Index. As a result, the Fund does not actively manage its holdings based on market conditions or individual security performance. The Fund will only acquire or dispose of a security when it is added to or removed from the Underlying Index, regardless of whether that security is underperforming or experiencing adverse market conditions. Furthermore, the Fund’s portfolio rebalancing is conducted in direct alignment with the rebalancing schedule of the Underlying Index. Any modifications to the timing or composition of the Underlying Index’s rebalancing will correspondingly affect the Fund’s rebalancing activities.

Valuation Risk: The accuracy and reliability of financial information pertaining to securities issued by non- U.S. entities may be lower compared to that of securities issued by U.S. entities. As a result, determining an accurate and current market price for non-U.S. securities held by the Fund may be challenging. In certain instances, publicly available market quotations for specific securities may be limited or unavailable, requiring the Fund to determine a fair value for such securities. The fair value assigned to a security may differ from the price that would have been established if market quotations were readily accessible. Securities that are fair valued or valued using alternative methodologies rather than market quotations may be subject to increased price volatility and greater fluctuations in value from one trading day to the next. Furthermore, there is no guarantee that the Fund will be able to liquidate a security at its assigned fair value, and in some cases, the Fund may be required to sell a security at a price lower than its fair value, which could result in a realized loss.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Rayliant-ChinaAMC Transformative China Tech ETF

ADDITIONAL INFORMATION (Unaudited)

March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to the portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling (866) 949-4945, by visiting www.funds.rayliant.com, or by referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rayliant Funds Trust

By	/s/ Himanshu S. Surti
Himanshu S. Surti Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date:	6/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Himanshu S. Surti
Himanshu S. Surti Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date:	6/3/2026